Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — January 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 79.7%
	Aerospace and Defense — 2.3%
6,000	Aerojet Rocketdyne Holdings Inc.†	$312,240
18,000	Kaman Corp.	906,480
4,000	L3Harris Technologies Inc.	686,040

		1,904,760

	Automotive: Parts and Accessories — 0.2%
15,000	Haldex AB†	89,753
7,800	Tenneco Inc., Cl. A†	78,780

		168,533

	Building and Construction — 5.0%
16,000	Armstrong Flooring Inc.†	60,160
10,000	Carrier Global Corp.	385,000
42,000	Griffon Corp.	943,320
2,000	Hinokiya Group Co. Ltd.	38,665
1,000	Huttig Building Products Inc.†	3,500
11,000	Nobility Homes Inc.	277,750
10,000	Norbord Inc.	432,141
10,000	Skyline Champion Corp.†	336,300
11,000	Vulcan Materials Co.	1,640,540

		4,117,376

	Business Services — 1.7%
300,000	Clear Channel Outdoor Holdings Inc.†	597,000
2,000	eWork Group AB	21,301
500	IHS Markit Ltd.	43,540
4,000	Infront ASA†	15,971
2,000	MDC Partners Inc., Cl. A†	5,500
7,000	WPP AUNZ Ltd.†	3,718
2,000	XPO Logistics Europe SA†	679,588

		1,366,618

	Cable and Satellite — 3.7%
26,000	DISH Network Corp., Cl. A†	754,520
3,500	Liberty Broadband Corp., Cl. A†	508,095
3,500	Liberty Broadband Corp., Cl. C†	511,175
24,000	Liberty Global plc, Cl. A†	579,360
3,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	108,750
3,000	Liberty Media Corp. - Liberty Formula One, Cl. C†	120,690
20,000	Shaw Communications Inc., Cl. B	342,600
20,000	Tele Columbus AG†	78,395

		3,003,585

	Communications Equipment — 1.0%
6,000	Change Healthcare Inc.†	143,160
35,000	Digi International Inc.†	646,450
400	Slack Technologies Inc., Cl. A†	16,868

		806,478

Shares		Market Value
	Computer Software and Services — 3.7%
15,000	Endurance International Group Holdings Inc.†	$142,200
5,000	Fiserv Inc.†	513,450
8,000	Perspecta Inc.	231,600
4,000	Pluralsight Inc., Cl. A†	83,200
21,000	RealPage Inc.†	1,817,970
1,000	Rockwell Automation Inc.	248,530

		3,036,950

	Consumer Products — 0.7%
5,000	Bang & Olufsen A/S†	24,410
10,000	Dorel Industries Inc., Cl. B†	116,207
5,000	Hunter Douglas NV†	391,977

		532,594

	Consumer Services — 2.1%
26,500	Cardtronics plc, Cl. A†	1,029,525
200	Collectors Universe Inc.	18,262
1,000	Devoteam SA†	118,928
3,000	HMS Holdings Corp.†	110,460
38,000	MoneyGram International Inc.†	291,460
3,000	Rollins Inc.	108,060

		1,676,695

	Containers and Packaging — 0.3%
5,000	Greif Inc., Cl. A	225,800
1,000	Greif Inc., Cl. B	45,700

		271,500

	Diversified Industrial — 4.3%
8,000	Hexcel Corp.	349,280
160,000	Myers Industries Inc.	3,208,000

		3,557,280

	Energy and Utilities — 7.1%
6,000	Alerion Cleanpower SpA	95,385
400,000	Alvopetro Energy Ltd.†	231,476
500	Atlantic Power Corp.†	1,480
2,000	Avangrid Inc.	92,540
7,000	Avista Corp.	262,360
10,000	Calisen plc†	35,459
36,000	Endesa SA	921,813
1,500	Energy Transfer LP	9,405
1,000	Etablissements Maurel et Prom SA†	2,017
4,000	FLIR Systems Inc.	208,200
160,000	Gulf Coast Ultra Deep Royalty Trust	3,696
4,800	Iberdrola SA	65,153
4,000	KLX Energy Services Holdings Inc.†	33,560
8,000	NorthWestern Corp.	435,760
30,000	Severn Trent plc	950,336
15,000	SMTC Corp.†	88,050
1,000	Southwest Gas Holdings Inc.	59,960
9,500	UGI Corp.	341,905
40,000	PNM Resources Inc.	1,940,800

1

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
200	Coherent Inc.†	$40,168

		5,819,523

	Entertainment — 3.3%
10,000	Cherry AB, Cl. B†(a)	104,113
3,600	Discovery Inc., Cl. A†	149,112
10,800	Discovery Inc., Cl. C†	378,324
180,000	Dover Motorsports Inc.	385,200
3,000	Entain plc†	51,011
45,000	Fox Corp., Cl. B.	1,345,050
10,000	Liberty Media Corp.- Liberty Braves, Cl. A†	273,600

		2,686,410

	Equipment and Supplies — 2.0%
10,000	MTS Systems Corp.	585,400
25,000	SEACOR Holdings Inc.†	1,043,500

		1,628,900

	Financial Services — 5.5%
1,958	Barings BDC Inc.	17,289
40,000	Navient Corp.	450,200
500	ProSight Global Inc.†	6,225
80,000	SLM Corp.	1,110,400
1,000	Standard AVB Financial Corp.	32,810
16,000	Sterling Bancorp	295,360
20,000	Synovus Financial Corp.	744,000
400	Topdanmark AS	18,484
40,000	Waddell & Reed Financial Inc., Cl. A	1,011,600
4,000	Willis Towers Watson plc	811,760

		4,498,128

	Food and Beverage — 0.9%
6,000	Campbell Soup Co.	288,660
11,000	Coca-Cola Amatil Ltd.	109,960
4,500	Flowers Foods Inc.	103,320
12,000	GrainCorp Ltd., Cl. A.	37,051
10,000	Primo Water Corp.	154,500
14,000	United Malt Grp Ltd.	42,905

		736,396

	Health Care — 8.9%
1,000	Alexion Pharmaceuticals Inc.†	153,330
4,500	AstraZeneca plc, ADR	227,700
1,200	Bio-Rad Laboratories Inc., Cl. A†	688,524
14,000	BioTelemetry Inc.†	1,000,440
5,896	Bridgebio Pharma Inc.†	334,657
2,000	FBL Financial Group Inc., Cl. A	112,080
7,000	Grifols SA, ADR	123,760
100	ICU Medical Inc.†	20,448
11,000	Idorsia Ltd.†	334,909
1,400	Illumina Inc.†	597,016

Shares		Market Value
5,500	Intersect ENT Inc.†	$123,585
5,000	Kiadis Pharma NV†	32,402
5,400	Magellan Health Inc.†	507,492
500	Medical & Biological Laboratories Co. Ltd.†	21,003
5,000	Oxford Immunotec Global plc†	109,250
3,000	Perrigo Co. plc	128,100
6,500	QIAGEN NV†	351,975
6,000	Smith & Nephew plc, ADR	253,560
8,000	Varian Medical Systems Inc.†	1,404,560
45,000	Viatris Inc.†	764,550

		7,289,341

	Hotels and Gaming — 1.8%
900	Churchill Downs Inc.	168,705
675	Flutter Entertainment plc†	126,011
8,000	Great Canadian Gaming Corp.†	266,823
50,000	Red Lion Hotels Corp.†	170,000
9,000	Ryman Hospitality Properties Inc., REIT	583,650
50,000	William Hill plc†	184,970

		1,500,159

	Machinery — 2.3%
25,000	CFT SpA†	138,345
5,000	CIRCOR International Inc.†	159,850
35,000	CNH Industrial NV†	448,316
30,000	CNH Industrial NV, Borsa Italiana†	382,500
10,000	Neles Oyj	129,000
5,000	Otis Worldwide Corp.	323,250
3,000	Xylem Inc.	289,770

		1,871,031

	Materials — 0.2%
5,000	Tikkurila Oyj	199,325

	Media — 3.3%
50,000	Telenet Group Holding NV	2,130,994
40,000	The E.W. Scripps Co., Cl. A	592,400

		2,723,394

	Metals and Mining — 1.2%
38,000	Alamos Gold Inc., Cl. A	304,000
19,000	Pan American Silver Corp., Toronto	614,686
25,000	Sierra Metals Inc.†	78,000
1,000	Teranga Gold Corp.†	9,892

		1,006,578

	Paper and Forest Products — 0.2%
6,000	Ahlstrom-Munksjo Oyj	129,753

	Real Estate — 0.4%
4,000	Brookfield Property Partners LP	68,120
5,000	Corem Property Group AB, Cl. B	11,219
4,878	Rayonier Inc., REIT	150,000
33,000	Trinity Place Holdings Inc.†	55,770

		285,109

2

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail — 1.7%
4,000	SpartanNash Co.	$74,080
40,000	Sportsman’s Warehouse Holdings Inc.†	700,800
28,000	Village Super Market Inc., Cl. A	589,960

		1,364,840

	Semiconductors — 1.8%
10,000	AIXTRON SE†	187,129
600	Inphi Corp.†	101,166
3,000	Siltronic AG	513,332
5,200	Xilinx Inc.	678,964

		1,480,591

	Specialty Chemicals — 1.1%
12,000	GCP Applied Technologies Inc.†	297,480
27,000	Pla Matels Corp.	197,451
15,000	SGL Carbon SE†	113,770
5,400	W R Grace & Co.	313,308

		922,009

	Telecommunications — 5.1%
7,000	Acacia Communications Inc.†	800,800
48,000	Cincinnati Bell Inc.†	731,520
100	Gilat Satellite Networks Ltd.	1,142
10,000	IMImobile plc†	80,839
200,000	Koninklijke KPN NV	625,221
14,000	Liberty Latin America Ltd., Cl. A†	141,260
16,456	Liberty Latin America Ltd., Cl. C†	162,750
22,000	Loral Space & Communications Inc.	558,800
11,000	Parrot SA†	94,778
1,000	Rogers Communications Inc., Cl. B	45,080
105,000	Sogou Inc., ADR†	868,350
2,000	Orange Belgium SA	54,003

		4,164,543

	Transportation — 3.4%
2,375	DSV PANALPINA A/S	371,871
3,000	GATX Corp.	278,400
49,000	Navistar International Corp.†	2,156,000

		2,806,271

	Wireless Communications — 4.5%
76,000	Lumen Technologies Inc.	940,880
28,000	Millicom International Cellular SA, SDR†	1,047,784
380,321	NII Holdings Inc., Escrow†	825,297
10,000	Telenav Inc.†	47,600
6,500	Telephone and Data Systems Inc.	121,875
22,000	United States Cellular Corp.†	685,960

		3,669,396

	TOTAL COMMON STOCKS	65,224,066

Shares		Market Value
	CLOSED-END FUNDS — 0.5%
30,000	Altaba Inc., Escrow†	$432,000

	RIGHTS — 0.5%
	Health Care — 0.1%
45,000	Achillion Pharmaceuticals Inc., CVR(a)	22,500
1,000	Alder BioPharmaceuticals Inc. – H. Lundbeck A/S, CVR†	1,250
13,000	Ambit Biosciences Corp., CVR†(a)	26,325
75,000	Innocoll, CVR†(a)	1
14,000	Ipsen SA/Clementia, CVR†(a)	0
11,000	Ocera Therapeutics, CVR†(a)	1,870
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
2,000	Prevail Therapeutics Inc., CVR†(a)	1,000
1,500	Stemline Therapeutics Inc., CVR†(a)	0
156,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
7,000	Tobira Therapeutics Inc., CVR†(a)	420

		53,366

	Media — 0.0%
40,000	Media General Inc., CVR†(a)	0

	Metals and Mining — 0.4%
400,000	Pan American Silver Corp., CVR†	308,000

	TOTAL RIGHTS	361,366

	WARRANTS — 0.0%
	Business Services — 0.0%
6	Internap Corp., expire 05/08/24†	3,912

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 19.3%
$15,795,000	U.S. Treasury Bills, 0.045% to 0.105%††, 03/04/21 to 07/08/21(b)	15,793,135

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $73,521,618)	$81,814,479

Shares		Market Value
	SECURITIES SOLD SHORT — (2.4)%
	Financial Services — (1.1)%
4,320	Aon plc, Cl. A.	$877,392

	Metals and Mining — 0.0%
470	Endeavour Mining Corp.	9,982

3

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2021 (Unaudited)

Shares		Market Value
	SECURITIES SOLD SHORT (Continued)
	Paper and Forest Products — (0.5)%
6,750	West Fraser Timber Co. Ltd.	$432,528

	Semiconductors — (0.8)%
6,203	Advanced Micro Devices Inc.	531,225
1,393	Marvell Technology Group Ltd.	71,684

		602,909

	TOTAL SECURITIES SOLD SHORT (Proceeds received $1,830,183)(c)	$1,922,811

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At January 31, 2021, $5,535,000 of the principal amount was pledged as collateral for securities sold short.
(c)	At January 31, 2021, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Considieration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

4